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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2016

Common Stock, Exchange Traded Funds
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 5.4%
CF Industries Holdings, Inc.	2,600	$81,484
Eastman Chemical Co.	1,500	108,345
Ecolab, Inc.	4,600	512,992
International Flavors	4,400	500,588
International Paper Co.	2,700	110,808
Minerals Technologies, Inc.	2,400	136,440
Mosaic Co.	3,700	99,900
Newmont Mining Corp.	5,600	148,848
Nucor Corp.	2,600	122,980
PolyOne Corp.	3,300	99,825
Sherwin-Williams Co.	2,000	569,340

COMMUNICATIONS - 4.2%
EchoStar Corp.*	4,500	199,305
F5 Networks, Inc.*	1,800	190,530
John Wiley & Sons, Inc.	19,300	943,577
NeuStar, Inc.*	7,400	182,040
Plantronics, Inc.	3,700	145,003
Scripps Networks Interactive	4,700	307,850

CONSUMER, CYCLICAL - 18.0%
Advance Auto Parts, Inc.	5,700	913,938
American Eagle Outfitters, Inc.	10,700	178,369
Best Buy Co., Inc.	5,500	178,420
Cinemark Holdings, Inc.	5,400	193,482
Dana Holding Corp.	12,500	176,125
Dick's Sporting Goods, Inc.	4,800	224,400
Extended Stay America, Inc.	11,100	180,930
GameStop Corp.	6,000	190,380
Genuine Parts Co.	10,300	1,023,408
GNC Holdings, Inc.	5,500	174,625
Herman Miller, Inc.	4,000	123,560
HNI Corp.	3,100	121,427
JetBlue Airways Corp.*	5,000	105,600
Mattel, Inc.	31,400	1,055,668
Nordstrom, Inc.	17,400	995,454
PACCAR, Inc.	2,300	125,787
Penske Automotive Group, Inc.	4,200	159,180
PVH Corp.	2,300	227,838
Ralph Lauren Corp.	1,600	154,016
Southwest Airlines Co.	2,600	116,480
Spirit Airlines, Inc.*	2,700	129,546
Tiffany & Co.	2,300	168,774
VF Corp.	14,100	913,116
Whirlpool Corp.	1,100	198,374
Williams-Sonoma, Inc.	3,000	164,220
Wyndham Worldwide Corp.	2,400	183,432

CONSUMER, NON-CYCLICAL - 29.7%
Aaron's, Inc.	7,400	185,740
ADT Corp.	3,400	140,284
Avis Budget Group, Inc.*	3,100	84,816

Baxter International, Inc.	23,000	944,840
Becton Dickinson and Co.	5,700	865,374
Bunge Ltd	2,600	147,342
Campbell Soup Co.	16,600	1,058,914
Centene Corp.*	2,500	153,925
Community Health Systems, Inc.*	6,300	116,613
CR Bard, Inc.	4,600	932,282
Deluxe Corp.	2,100	131,229
DENTSPLY SIRONA, Inc.	14,300	881,309
DeVry Education Group, Inc.	7,000	120,890
Envision Healthcare Holdings, Inc.*	6,500	132,600
Flowers Foods, Inc.	40,000	738,400
General Mills, Inc.	15,000	950,250
Global Payments, Inc.	13,600	888,080
Hershey Co.	9,700	893,273
Hormel Foods Corp.	21,800	942,632
Kellogg Co.	12,000	918,600
McCormick & Co., Inc.	10,200	1,014,696
Molina Healthcare, Inc.*	2,800	180,572
Quanta Services, Inc.*	5,500	124,080
Sysco Corp.	21,200	990,676
United Rentals, Inc.*	1,600	99,504
Universal Health Services, Inc.	1,400	174,608

ENERGY - 1.6%
Atwood Oceanics, Inc.*	17,500	160,475
EP Energy Corp.*	36,800	166,336
FMC Technologies, Inc.*	5,900	161,424
HollyFrontier Corp.	4,100	144,812
Western Refining, Inc.	4,600	133,814

FINANCIAL - 7.7%
Ally Financial, Inc.*	9,200	172,224
Ameriprise Financial, Inc.	1,600	150,416
AmTrust Financial Services, Inc.	5,600	144,928
Assured Guaranty Ltd	6,500	164,450
CBL & Associates Properties, Inc.	13,900	165,410
CBRE Group, Inc.*	5,000	144,100
CIT Group, Inc.	4,300	133,429
CNA Financial Corp.	4,900	157,682
Corrections Corp. of America	6,200	198,710
FNF Group	5,000	169,500
Genworth Financial, Inc.*	45,700	124,761
Iron Mountain, Inc.	6,300	213,633
Legg Mason, Inc.	4,400	152,592
Lincoln National Corp.	3,500	137,200
Navient Corp	14,900	178,353
NorthStar Realty Finance Corp.	10,400	136,448
Realogy Holdings Corp.*	4,800	173,328
Santander Consumer USA*	10,800	113,292
SLM Corp.*	26,300	167,268
Stifel Financial Corp.*	4,100	121,360
Synchrony Financial*	5,700	163,362
Voya Financial, Inc.	4,600	136,942
WP Glimcher, Inc.	16,500	156,585

INDUSTRIAL - 17.5%
Acuity Brands, Inc.	2,400	523,536
AMERCO*	300	107,193
Armstrong World Industries, Inc.*	2,400	116,088
Arrow Electronics, Inc.*	3,200	206,112
B/E Aerospace, Inc.	2,500	115,300

CH Robinson Worldwide, Inc.	8,900	660,647
CLARCOR, Inc.	11,500	664,585
Clean Harbors, Inc.*	2,600	128,284
Dover Corp.	9,100	585,403
Expeditors International	12,600	615,006
Flowserve Corp.	2,600	115,466
Genesee & Wyoming, Inc.*	2,100	131,670
Gentex Corp.	11,000	172,590
Graco, Inc.	7,800	654,888
Graphic Packaging Holding Co.	8,000	102,800
Hubbell, Inc.	5,400	572,022
Kirby Corp.*	2,200	132,638
Lincoln Electric Holdings, Inc.	10,800	632,556
MSA Safety, Inc.	13,000	628,550
Old Dominion Freight Line, Inc.*	1,900	132,278
Rockwell Automation, Inc.	5,500	625,625
Ryder System, Inc.	1,900	123,082
Textron, Inc.	2,600	94,796
Trinity Industries, Inc.	4,700	86,057
Wabtec Corp.	1,600	126,864
Werner Enterprises, Inc.	4,700	127,652

TECHNOLOGY - 8.0%
Analog Devices, Inc.	15,800	935,202
Fair Isaac Corp.	9,100	965,419
Mentor Graphics Corp.	9,300	189,069
ON Semiconductor Corp.*	17,600	168,784
Pitney Bowes, Inc.	5,400	116,316
Rackspace Hosting, Inc.*	6,700	144,653
Science Applications	3,900	208,026
Western Digital Corp.	2,800	132,272
Xilinx, Inc.	18,800	891,684

UTILITIES - 3.1%
AES Corp.	18,300	215,940
Calpine Corp.*	12,000	182,040
UGI Corp.	25,700	1,035,453

TOTAL COMMON STOCK - 95.2%
(Cost $43,600,792)		44,357,313

EXCHANGE TRADED FUNDS
SPDR S&P MidCap 400 ETF Trust	3,300	866,976

TOTAL EXCHANGE TRADED FUNDS - 1.9%
(Cost $825,719)		866,976

SHORT-TERM INVESTMENTS - 2.8%
Federated Treasury Obligations Fund, 0.17% Yield
(Cost $1,285,679)		1,285,679

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $45,712,190)		46,509,968

OTHER ASSETS LESS LIABILITIES - 0.1%		59,636

TOTAL NET ASSETS - 100.0%		$46,569,604

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2016

Common Stock	Shares	Value

BASIC MATERIALS - 1.8%
CF Industries Holdings, Inc.	2,800	$87,752
Dow Chemical Co.	2,100	106,806
Eastman Chemical Co.	1,500	108,345
Ecolab, Inc.	3,100	345,712
International Paper Co.	2,600	106,704
LyondellBasell Industries	1,200	102,696
Mosaic Co.	3,900	105,300
Newmont Mining Corp.	5,300	140,874
Nucor Corp.	2,600	122,980
Sherwin-Williams Co.	1,400	398,538

COMMUNICATIONS - 3.0%
Cisco Systems, Inc.	14,500	412,815
Comcast Corp.	6,600	403,128
Verizon Communications, Inc.	27,500	1,487,200
Viacom, Inc.	8,900	367,392

CONSUMER, CYCLICAL - 12.8%
Advance Auto Parts, Inc.	2,500	400,850
Alaska Air Group, Inc.	5,100	418,302
American Airlines Group, Inc.	8,900	364,989
Best Buy Co., Inc.	12,600	408,744
BorgWarner, Inc.	9,800	376,320
Delta Air Lines, Inc.	7,700	374,836
Ford Motor Co.	28,700	387,450
General Motors Co.	12,200	383,446
Home Depot, Inc.	9,900	1,320,957
Lear Corp.	3,400	377,978
McDonald's Corp.	10,700	1,344,776
Michael Kors Holdings Ltd*	9,600	546,816
NIKE, Inc.	20,800	1,278,576
Ralph Lauren Corp.	3,500	336,910
Southwest Airlines Co.	8,600	385,280
VF Corp.	21,200	1,372,912
Wal-Mart Stores, Inc.	14,400	986,256
Whirlpool Corp.	2,700	486,918

CONSUMER, NON-CYCLICAL 22.3%
Aetna, Inc.	3,400	381,990
Anthem, Inc.	2,700	375,273
Baxter International, Inc.	34,000	1,396,720
Becton Dickinson and Co.	8,700	1,320,834
Bunge Ltd	4,100	232,347
Campbell Soup Co.	18,200	1,160,978
Centene Corp.*	5,800	357,106
Coca-Cola Co.	22,200	1,029,858
Colgate-Palmolive Co.	14,700	1,038,555
DaVita HealthCare Partners, Inc.*	5,400	396,252
General Mills, Inc.	16,800	1,064,280
Hershey Co.	10,800	994,572
Hormel Foods Corp.	23,600	1,020,464
Johnson & Johnson	12,600	1,363,320
Kellogg Co.	13,000	995,150
Kimberly-Clark Corp.	7,400	995,374
Medtronic PLC	16,600	1,245,000

PepsiCo., Inc.	9,500	973,560
Pfizer, Inc.	39,800	1,179,672
Procter & Gamble Co.	12,100	995,951
Sysco Corp.	23,200	1,084,136
UnitedHealth Group, Inc.	3,300	425,370

ENERGY - 0.9%
EQT Corp.	6,800	457,368
HollyFrontier Corp.	9,600	339,072

FINANCIAL - 3.0%
Affiliated Managers Group, Inc.*	2,700	438,480
American Express Co.	5,700	349,980
Berkshire Hathaway, Inc.*	2,800	397,264
CBRE Group, Inc.*	11,800	340,076
CNA Financial Corp.	10,800	347,544
Discover Financial Services	7,200	366,624
SLM Corp.*	10,700	68,052
Synchrony Financial*	12,600	361,116

INDUSTRIAL - 6.2%
3M Co.	8,800	1,466,344
AMERCO*	1,000	357,310
Boeing Co.	2,800	355,432
CSX Corp.	15,500	399,125
FedEx Corp.	2,700	439,344
Illinois Tool Works, Inc.	14,600	1,495,624
Spirit AeroSystems Holdings*	7,600	344,736
Textron, Inc.	9,300	339,078
Union Pacific Corp.	5,000	397,750

TECHNOLOGY - 5.3%
Analog Devices, Inc.	24,300	1,438,317
Apple, Inc.	3,700	403,263
HP, Inc.	34,100	420,112
Intel Corp.	39,000	1,261,650
Lam Research Corp.	5,200	429,520
NetApp, Inc.	15,800	431,182
Oracle Corp.	10,500	429,555

TOTAL COMMON STOCK - 55.3%
(Cost $46,421,101)		$49,749,238

* Securities are non-income producing

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2016

Fixed Income Securities, Exchange Traded Funds			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

COMMUNICATIONS - 2.1%
AT&T, Inc.	4.750	5/15/2046	1,000,000	$975,457
Verizon Communications, Inc.	3.850	11/1/2042	1,000,000	908,111

CONSUMER, CYCLICAL - 1.5%
AutoZone, Inc.	4.000	11/15/2020	1,300,000	1,386,671

CONSUMER, NON-CYCLICAL - 8.8%
Anthem, Inc.	3.125	5/15/2022	1,000,000	1,005,287
Celgene Corp.	3.250	8/15/2022	500,000	516,312
Clorox Co.	3.050	9/15/2022	500,000	510,466
Edgewell Personal Care Co.	4.700	5/19/2021	1,000,000	1,060,765
Express Scripts Holding Co.	4.750	11/15/2021	1,000,000	1,086,440
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,117,439
Quest Diagnostics, Inc.	4.700	4/1/2021	1,000,000	1,086,217
Teva Pharmaceutical Finance IV	2.250	3/18/2020	1,500,000	1,496,549

ENERGY - 1.2%
Chevron Corp.	2.419	11/17/2020	500,000	513,708
Phillips 66	4.300	4/1/2022	500,000	532,334

FINANCIAL - 7.2%
Bank of America Corp.	5.875	1/5/2021	1,000,000	1,143,462
Goldman Sachs Group, Inc.	5.250	7/27/2021	1,000,000	1,125,625
JPMorgan Chase & Co.	3.250	9/23/2022	1,000,000	1,042,933
MetLife, Inc.	3.600	4/10/2024	1,000,000	1,034,604
PNC Funding Corp.	3.300	3/8/2022	1,000,000	1,046,902
Wells Fargo & Co.	4.300	7/22/2027	1,000,000	1,061,044

GOVERNMENT - 2.8%
Federal Farm Credit Banks	2.900	11/26/2027	500,000	500,007
Federal National Mortgage Assoc.	3.000	4/28/2028	1,000,000	1,000,133
Federal National Mortgage Assoc.	3.200	8/16/2032	1,000,000	1,000,054

INDUSTRIAL - 4.1%
Burlington Northern Santa Fe	3.450	9/15/2021	1,500,000	1,603,629
Fluor Corp.	3.500	12/15/2024	1,000,000	1,035,075
General Electric Co.	3.100	1/9/2023	1,000,000	1,058,918

MORTGAGE SECURITIES - 9.3%
Fannie Mae Pool	7.000	4/1/2033	143,537	164,880
Fannie Mae Pool	6.000	10/1/2036	121,095	137,986
Fannie Mae Pool	4.500	1/1/2042	750,669	818,472
Fannie Mae Pool	4.000	7/1/2042	902,038	966,827
Fannie Mae Pool	3.500	10/1/2042	710,732	746,820
Freddie Mac Gold Pool	6.500	6/1/2024	87,942	100,112
Freddie Mac Gold Pool	7.000	10/1/2031	210,904	245,152
Freddie Mac Gold Pool	6.500	2/1/2032	239,845	276,463
Freddie Mac Gold Pool	6.500	8/1/2032	97,563	116,610
Freddie Mac Gold Pool	6.500	12/1/2032	197,460	234,108
Freddie Mac Gold Pool	6.500	4/1/2033	86,555	102,257
Freddie Mac Gold Pool	5.500	3/1/2034	210,133	237,230
Freddie Mac Gold Pool	5.500	6/1/2035	219,217	247,056
Freddie Mac Gold Pool	5.000	7/1/2035	275,346	305,258
Freddie Mac Gold Pool	5.000	9/1/2035	134,138	148,593

Freddie Mac Gold Pool	5.500	11/1/2035	258,377	290,158
Freddie Mac Gold Pool	6.000	2/1/2036	185,047	212,761
Freddie Mac Gold Pool	5.000	1/1/2037	185,245	205,283
Freddie Mac Gold Pool	5.500	5/1/2038	198,988	222,495
Freddie Mac Gold Pool	5.500	1/1/2039	277,718	313,082
Freddie Mac Gold Pool	6.000	9/1/2039	402,958	458,933
Freddie Mac Gold Pool	4.000	10/1/2040	1,024,505	1,096,785
Freddie Mac Gold Pool	3.500	9/1/2042	727,796	763,156

TECHNOLOGY - 1.1%
Intel Corp.	2.700	12/15/2022	1,000,000	1,030,905

UTILITIES - 1.2%
Duke Energy Indiana LLC	3.750	7/15/2020	1,000,000	1,077,358

TOTAL FIXED-INCOME SECURITIES - 39.3%
(Cost $34,148,682)				35,366,880

EXCHANGE TRADED FUNDS
Vanguard FTSE All-World ex-US ETF			29,800	1,285,870
Vanguard FTSE Developed Markets ETF			35,700	1,280,916

TOTAL EXCHANGE TRADED FUNDS - 2.9%
(Cost $2,793,929)				2,566,786

SHORT-TERM INVESTMENTS - 2.2%
Federated Treasury Obligations Fund, 0.17% Yield
(Cost $2,091,330)				2,091,330

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost $85,455,042)				89,774,234

OTHER ASSETS LESS LIABILITIES - 0.3%				226,760

TOTAL NET ASSETS - 100.0%				$90,000,994

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2016

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

COMMUNICATIONS - 8.1%
Alibaba Group Holding Ltd	3.125	11/28/2021	2,000,000	$2,038,204
AT&T, Inc.	4.750	5/15/2046	2,000,000	1,950,914
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,216,654
Netflix, Inc.	5.375	2/1/2021	2,300,000	2,400,625
Verizon Communications, Inc.	3.850	11/1/2042	2,000,000	1,816,222

CONSUMER, CYCLICAL - 2.2%
Lennar Corp.	4.750	11/15/2022	1,250,000	1,253,125
Newell Brands, Inc.	3.850	4/1/2023	1,500,000	1,555,667

CONSUMER, NON-CYCLICAL - 10.0%
Anthem, Inc.	3.125	5/15/2022	2,000,000	2,010,574
Celgene Corp.	3.250	8/15/2022	2,000,000	2,065,248
Edgewell Personal Care Co.	4.700	5/19/2021	2,000,000	2,121,530
Express Scripts Holding Co.	4.750	11/15/2021	2,000,000	2,172,880
Gilead Sciences, Inc.	4.500	4/1/2021	2,000,000	2,234,878
Quest Diagnostics, Inc.	4.700	4/1/2021	2,000,000	2,172,434

ENERGY - 1.6%
Chevron Corp.	2.419	11/17/2020	1,000,000	1,027,416
Phillips 66	4.300	4/1/2022	1,000,000	1,064,668

FINANCIAL - 17.2%
Bank of America Corp.	4.000	4/1/2024	2,000,000	2,097,918
BlackRock, Inc.	3.375	6/1/2022	2,000,000	2,132,890
Citigroup, Inc.	5.500	9/13/2025	1,500,000	1,641,464
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	1,500,000	1,613,718
Goldman Sachs Group, Inc.	3.850	7/8/2024	2,000,000	2,066,528
JPMorgan Chase & Co.	3.250	9/23/2022	2,000,000	2,085,866
MetLife, Inc.	3.600	4/10/2024	2,000,000	2,069,208
Morgan Stanley	3.875	4/29/2024	1,500,000	1,573,340
Old Republic International Corp.	4.875	10/1/2024	2,000,000	2,080,410
PNC Funding Corp.	3.300	3/8/2022	2,000,000	2,093,804
Visa, Inc.	2.800	12/14/2022	1,500,000	1,564,305
Wells Fargo & Co.	4.300	7/22/2027	1,000,000	1,061,044

GOVERNMENT - 19.9%
Federal Farm Credit Banks	2.900	11/26/2027	2,000,000	2,000,026
Federal Home Loan Banks	3.300	1/18/2033	1,490,000	1,490,036
Federal Home Loan Mortgage Corp.	1.375	5/1/2020	3,000,000	3,023,544
Federal National Mortgage Assoc.	1.625	8/28/2019	3,000,000	3,003,477
Federal National Mortgage Assoc.	3.000	4/25/2028	3,000,000	2,999,763
Federal National Mortgage Assoc.	3.000	4/28/2028	1,750,000	1,750,233
Federal National Mortgage Assoc.	3.200	8/16/2032	2,000,000	2,000,108
Federal National Mortgage Assoc.	3.000	12/27/2032	1,000,000	996,347
Federal National Mortgage Assoc.	2.500	1/24/2033	2,145,000	2,145,045
Province of Quebec Canada	2.625	2/13/2023	3,000,000	3,081,234
United States Treasury Note	2.000	8/15/2025	3,000,000	3,057,657

INDUSTRIAL - 7.3%
Clean Harbors, Inc.	5.125	6/1/2021	1,000,000	1,011,250
Fluor Corp.	3.500	12/15/2024	2,000,000	2,070,150
General Electric Co.	3.100	1/9/2023	2,000,000	2,117,836
Reynolds Group Issuer, Inc.	5.750	10/15/2020	2,500,000	2,565,625
United Parcel Service, Inc.	2.450	10/1/2022	1,500,000	1,559,237

MORTGAGE SECURITIES - 24.6%
Fannie Mae Pool	7.000	2/1/2032	287,535	344,450
Fannie Mae Pool	7.000	3/1/2032	308,997	372,678
Fannie Mae Pool	7.000	4/1/2033	224,507	257,889
Fannie Mae Pool	6.000	10/1/2036	328,393	374,198
Fannie Mae Pool	6.000	7/1/2037	539,270	615,860
Fannie Mae Pool	4.000	8/1/2041	1,766,879	1,893,103
Fannie Mae Pool	4.000	11/1/2041	2,067,507	2,215,650
Fannie Mae Pool	4.500	1/1/2042	1,126,003	1,227,707
Fannie Mae Pool	4.000	7/1/2042	1,145,445	1,227,716
Fannie Mae Pool	4.000	7/1/2042	1,528,181	1,637,666
Fannie Mae Pool	3.500	10/1/2042	1,421,465	1,493,640
Freddie Mac Gold Pool	6.500	6/1/2024	205,198	233,595
Freddie Mac Gold Pool	7.000	10/1/2031	359,926	418,372
Freddie Mac Gold Pool	6.500	2/1/2032	384,128	442,774
Freddie Mac Gold Pool	7.000	5/1/2032	521,499	630,619
Freddie Mac Gold Pool	6.500	8/1/2032	130,084	155,480
Freddie Mac Gold Pool	6.500	4/1/2033	259,666	306,771
Freddie Mac Gold Pool	7.000	9/1/2033	102,019	119,908
Freddie Mac Gold Pool	5.500	3/1/2034	630,400	711,689
Freddie Mac Gold Pool	5.500	4/1/2034	844,469	950,483
Freddie Mac Gold Pool	5.000	6/1/2034	272,410	300,297
Freddie Mac Gold Pool	5.500	12/1/2034	703,619	793,492
Freddie Mac Gold Pool	5.500	1/1/2035	531,507	599,307
Freddie Mac Gold Pool	5.500	6/1/2035	871,388	982,048
Freddie Mac Gold Pool	5.000	7/1/2035	819,155	908,144
Freddie Mac Gold Pool	5.000	8/1/2035	925,107	1,030,433
Freddie Mac Gold Pool	5.000	9/1/2035	536,553	594,371
Freddie Mac Gold Pool	5.000	11/1/2035	282,115	311,528
Freddie Mac Gold Pool	5.500	11/1/2035	775,132	870,475
Freddie Mac Gold Pool	6.000	2/1/2036	508,880	585,094
Freddie Mac Gold Pool	5.000	1/1/2037	555,736	615,848
Freddie Mac Gold Pool	5.500	12/1/2037	196,314	220,274
Freddie Mac Gold Pool	5.500	5/1/2038	717,091	801,751
Freddie Mac Gold Pool	5.500	5/1/2038	607,328	679,072
Freddie Mac Gold Pool	6.500	10/1/2038	469,387	568,369
Freddie Mac Gold Pool	5.500	1/1/2039	833,154	939,245
Freddie Mac Gold Pool	6.000	9/1/2039	823,232	937,587
Freddie Mac Gold Pool	4.000	12/1/2040	1,624,728	1,752,702
Freddie Mac Gold Pool	3.500	9/1/2042	2,183,389	2,289,468

TECHNOLOGY - 2.5%
Apple, Inc.	4.650	2/23/2046	2,000,000	2,183,308
Brocade Communications Systems	4.625	1/15/2023	1,000,000	970,000

UTILITIES - 3.2%
Commonwealth Edison Co.	3.400	9/1/2021	2,000,000	2,137,568
Progress Energy, Inc.	3.150	4/1/2022	2,000,000	2,026,888

TOTAL FIXED-INCOME SECURITIES - 96.6%
(Cost $119,923,006)				123,780,618

SHORT-TERM INVESTMENTS - 2.0%
Federated Treasury Obligations Fund, 0.17% Yield
(Cost $2,538,207)				2,538,207

TOTAL INVESTMENTS IN SECURITIES - 98.6%
(Cost $122,461,213)	126,318,825

OTHER ASSETS LESS LIABILITIES - 1.4%	1,832,794

TOTAL NET ASSETS - 100.0%	$128,151,619

* Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2016, the aggregate market value of these securities amounted to $1,613,718 or 1.26% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2016

Common Stock, Exchange Traded Funds
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 2.7%
CF Industries Holdings, Inc.	500	$15,670
Dow Chemical Co.	400	20,344
Eastman Chemical Co.	300	21,669
Ecolab, Inc.	500	55,760
International Paper Co.	400	16,416
LyondellBasell Industries	200	17,116
Mosaic Co.	600	16,200
Nucor Corp.	400	18,920
Sherwin-Williams Co.	200	56,934

COMMUNICATIONS - 5.1%
Cisco Systems, Inc.	2,400	68,328
Comcast Corp.	1,200	73,296
Verizon Communications, Inc.	4,500	243,360
Viacom, Inc.	1,500	61,920

CONSUMER, CYCLICAL - 22.1%
Advance Auto Parts, Inc.	400	64,136
Alaska Air Group, Inc.	800	65,616
American Airlines Group, Inc.	1,500	61,515
Best Buy Co., Inc.	2,000	64,880
BorgWarner, Inc.	1,600	61,440
Delta Air Lines, Inc.	1,300	63,284
Ford Motor Co.	4,800	64,800
General Motors Co.	2,000	62,860
Harley-Davidson, Inc.	1,400	71,862
Home Depot, Inc.	1,600	213,488
Lear Corp.	600	66,702
McDonald's Corp.	1,800	226,224
Michael Kors Holdings Ltd*	1,500	85,440
NIKE, Inc.	3,400	208,998
Ralph Lauren Corp.	600	57,756
Southwest Airlines Co.	1,400	62,720
VF Corp.	3,400	220,184
Wal-Mart Stores, Inc.	2,300	157,527
Whirlpool Corp.	400	72,136

CONSUMER, NON-CYCLICAL - 36.0%
Aetna, Inc.	500	56,175
Anthem, Inc.	400	55,596
Baxter International, Inc.	5,600	230,048
Becton Dickinson and Co.	1,400	212,548
Bunge Ltd	600	34,002
Campbell Soup Co.	2,900	184,991
Centene Corp.*	900	55,413
Coca-Cola Co.	3,500	162,365
Colgate-Palmolive Co.	2,300	162,495
DaVita HealthCare Partners, Inc.*	900	66,042
General Mills, Inc.	2,600	164,710
Hershey Co.	1,700	156,553
Hormel Foods Corp.	3,800	164,312
Johnson & Johnson	2,100	227,220
Kellogg Co.	2,100	160,755
Kimberly-Clark Corp.	1,100	147,961

Medtronic PLC	2,700	202,500
PepsiCo., Inc.	1,500	153,720
Pfizer, Inc.	6,500	192,660
Procter & Gamble Co.	1,900	156,389
Sysco Corp.	3,600	168,228
UnitedHealth Group, Inc.	500	64,450

ENERGY - 1.6%
EQT Corp.	1,200	80,712
HollyFrontier Corp.	1,600	56,512

FINANCIAL - 4.8%
Affiliated Managers Group, Inc.*	400	64,960
American Express Co.	900	55,260
Berkshire Hathaway, Inc.*	500	70,940
CBRE Group, Inc.*	1,900	54,758
CNA Financial Corp.	1,800	57,924
Discover Financial Services	1,200	61,104
Synchrony Financial*	2,100	60,186

INDUSTRIAL - 9.8%
3M Co.	1,400	233,282
AMERCO*	200	71,462
Boeing Co.	500	63,470
CSX Corp.	2,500	64,375
Expeditors International	1,400	68,334
Illinois Tool Works, Inc.	2,400	245,856
Textron, Inc.	1,500	54,690
Union Pacific Corp.	800	63,640

TECHNOLOGY - 8.9%
Analog Devices, Inc.	4,000	236,760
Apple, Inc.	600	65,394
HP, Inc.	5,500	67,760
Intel Corp.	6,400	207,040
Lam Research Corp.	800	66,080
NetApp, Inc.	2,600	70,954
Oracle Corp.	1,700	69,547

TOTAL COMMON STOCK - 91.0%
(Cost $7,533,956)		8,027,634

EXCHANGE TRADED FUNDS
SPDR S&P500 ETF Trust	1,000	205,520

TOTAL EXCHANGE TRADED FUNDS - 2.3%
(Cost $198,930)		205,520

SHORT-TERM INVESTMENTS - 6.5%
Federated Treasury Obligations Fund, 0.17% Yield
(Cost $572,968)		572,968

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $8,305,854)		8,806,122

OTHER ASSETS LESS LIABILITIES - 0.2%		18,199

TOTAL NET ASSETS - 100.0%		$8,824,321

* Securities are non-income producing

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the Company determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a Fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at net asset value or amortized cost, when amortized cost approximates fair value best.

b) Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:
Common Stock*	$44,357,313	$49,749,238	$0	$8,027,634
Exchange Traded Funds	866,976	2,566,786	0	205,520
Short-term Investments	1,285,679	2,091,330	2,538,207	572,968

Level 2 – Other Significant Observable Inputs:
Fixed Income Securities*	0	35,366,880	123,780,618	0

Level 3 – Significant Unobservable Inputs:
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$46,509,968	$89,774,234	$126,318,825	$8,806,122

*Please refer to the Portfolio of Investments to view common stock and fixed income securities segregated by industry type. The Funds did not hold any Level 3 assets during the three month period ended March 31, 2016.

There were no transfers between levels of the fair value hierarchy during the three month period ended March 31, 2016.  It is the Funds’ policy to consider transfers into or out of each Level as of the end of the reporting period.

c)  At March 31, 2016, the gross unrealized net appreciation and depreciation of securities for financial reporting purposes consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$4,071,961	$5,559,078	$3,924,918	$688,822
Unrealized Depreciation	(3,274,183)	(1,239,886)	(67,306)	(188,554)
Net Unrealized Appreciation	$797,778	$4,319,192	$3,857,612	$500,268

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  May 26, 2016

/S/ Julie A. Katynski

-----------------------------------------

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date:  May 26, 2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)